Parent Company Financial Data - Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and demand deposits	$ 6,301	$ 7,520
Interest-earning deposits	82,567	147,678
Equity securities, at fair value	1,352
Investments in:
Other assets	10,748	9,129
Total assets	827,770	656,793	$ 632,304	$ 577,253	$ 548,230
Liabilities and shareholders’ equity
Short term debt	710	626
Long-term debt	10,992	9,992
Other liabilities	13,226	11,384
Total liabilities	768,533	607,935
Shareholders’ equity	48,582	38,203
Total liabilities and shareholders’ equity	827,770	656,793
Number of Common Shares Issued [Member]
ASSETS
Cash and demand deposits	61	526
Interest-earning deposits	1,832	1,589
Equity securities, at fair value	1,352
Investments in:
Bank subsidiaries	54,946	45,770
Nonbank subsidiaries	356	381
Other assets	3,073	2,073
Total assets	61,620	50,339
Liabilities and shareholders’ equity
Master notes	710	626
Long-term debt	10,992	9,992
Other liabilities	1,336	1,518
Total liabilities	13,038	12,136
Shareholders’ equity	48,582	38,203
Total liabilities and shareholders’ equity	$ 61,620	$ 50,339